October 28, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Division of Investment Management
RE: BlackRock Advantage Global Fund, Inc. Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (Securities Act File No. 033-53399, Investment Company Act File No. 811-07171)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Advantage Global Fund, Inc. (the “Fund”) hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Fund; and

(2) the text of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Fund was filed electronically with the Securities and Exchange Commission on October 22, 2020.

Sincerely,

BlackRock Advantage Global Fund, Inc.

/s/ Janey Ahn
Janey Ahn
Secretary of the Fund